SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) segment shares	Dec. 31, 2020 USD ($) segment shares	Dec. 31, 2019 USD ($) shares	Jan. 01, 2022 USD ($)	Aug. 19, 2021 USD ($)
Accounting Policies [Line Items]
Short-term deposits	$ 0	$ 1,667,000
Deferred transaction costs	0
Deferred transaction costs capitalized		328,000
Inventory write-off	$ 251,000	70,000	$ 109,000
Employee maximum contribution, percentage of monthly salary	8.33%
Severance pay expense	$ 842,000	$ 386,000	$ 167,000
Weighted average number of shares excluded from calculation of diluted net loss per share (in shares) | shares	70,721,964	90,692,220	82,269,251
Unrecognized tax positions	$ 856,000	$ 0	$ 0
Deferred revenue	943,000	0
Capitalized costs	943,000
Remaining performance obligations	943,000
Cost of sales	$ 995,000	$ 647,000	$ 490,000
Number of operating segments | segment	1	2
Share-based Payment Arrangement, Option
Accounting Policies [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Forecast | Accounting Standards Update 2016-02 | Minimum
Accounting Policies [Line Items]
Estimated increase to total lease assets and total lease liabilities				$ 8,000,000
Forecast | Accounting Standards Update 2016-02 | Maximum
Accounting Policies [Line Items]
Estimated increase to total lease assets and total lease liabilities				$ 9,700,000
Production Line In Canada
Accounting Policies [Line Items]
Cost of sales		$ 198,000
US
Accounting Policies [Line Items]
Matching contribution, percentage of participant annual compensation	4.00%
Employer expenses related to defined contribution plan	$ 76,000	5,000
Foreign Plan
Accounting Policies [Line Items]
Matching contribution, percentage of participant annual compensation	3.00%
Employer expenses related to defined contribution plan	$ 119,000
IIA
Accounting Policies [Line Items]
Royalty-bearing grants	0	0	$ 0
BIRD
Accounting Policies [Line Items]
Royalty-bearing grants	105,000	0	202,000
INEA
Accounting Policies [Line Items]
Grants received	72,000	$ 274,000	$ 256,000
APC
Accounting Policies [Line Items]
Royalty-bearing grants	$ 0
Grants received					$ 17,000,000
Investment received					$ 57,000,000